October 9, 2018

BY EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Ladies and Gentlemen:

STATE FARM VARIABLE PRODUCT TRUST

1933 ACT REGISTRATION NO. 333-22467

1940 ACT REGISTRATION NO. 811-08073

In accordance with Instruction 3(c)(1)(g) of Form N-1A and pursuant to Rule 497(e) of Regulation C under the Securities Act of 1933, State Farm Variable Product Trust is filing herewith in Interactive Data format information required by Form N-1A, Items 2-4, with respect to its Stock and Bond Balanced Fund series.

Please contact the undersigned if you should have any questions concerning this filing.

Sincerely,

/s/ David Moore

David Moore
Assistant Secretary
(309) 766-1908